Deferred Policy Acquisition Costs and Deferred Sales Inducements - Schedule of Deferred Sales Inducements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Sales Inducements
Pre-adoption 1/1/2021 balance	$ 2,119,962	$ 2,216,685
Deferral of sales inducements	107,691	95,161	$ 93,610
Amortization expense	(181,970)	(191,884)	(438,164)
Post adoption 1/1/2021 balance	2,045,683	2,119,962	2,216,685
Fixed Index Annuities
Deferred Sales Inducements
Pre-adoption 1/1/2021 balance	2,088,591	2,180,980
Deferral of sales inducements	107,684	95,104
Amortization expense	(178,315)	(187,493)
Post adoption 1/1/2021 balance	2,017,960	2,088,591	2,180,980
Fixed Rate Annuities
Deferred Sales Inducements
Pre-adoption 1/1/2021 balance	31,371	35,705
Deferral of sales inducements	7	57
Amortization expense	(3,655)	(4,391)
Post adoption 1/1/2021 balance	$ 27,723	$ 31,371	$ 35,705